ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,	June 30,
	2021	2022
	RMB	RMB
User traffic direction fees	472,269	472,101
Payable to financial institution partners (1)	422,423	347,313
Accrued payroll and welfare	409,216	317,612
Payable for third-party service fee	298,411	341,097
Payable to shareholder of non-controlling interests (2)	296,617	303,407
Dividend payable (3)	276,991	230,095
Lease liabilities	25,779	37,535
Others	56,623	68,197
Total	2,258,329	2,117,357
(1)	Payable to financial institution partners mainly include amounts collected from the borrowers but have not been transferred to the financial institution partners due to settlement time lag.

9.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - continued

(2)	Payable to shareholder of non-controlling interests mainly includes loans from Shanghai Changfeng Investment (Group) Co., Ltd.( “Changfeng”) to acquire land use right, the principal of RMB90,000 of which is repaid in September, 2022.
(3)	Dividends payable as of December 31, 2021 has been paid in January 2022 and May 2022 respectively. Dividends payable as of June 30, 2022 has been paid in July, 2022.